Consolidated Statements of Stockholders' Equity (Deficiency) - USD ($) $ in Thousands	Total	Ordinary shares	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Price Adjustment Shares [Member]	Public and Private Warrant
Beginning balance (in shares) at Dec. 31, 2021		187,680,294
Beginning balance at Dec. 31, 2021	$ (73,347)	$ 0	$ (153,072)	$ (85)	$ 1,372	$ 78,438
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	120,805					120,805
Other comprehensive income (loss)	(1,041)				(1,041)
APIC, Share-Based Payment Arrangement, Option, Increase for Cost Recognition			13,708
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	13,708
Exercise of share option, vested RSUs and ESPP (in shares)		5,333,361
Stock Issued During Period, Value, Stock Options Exercised			13,735
Stock Issued During Period, Value, Employee Stock Purchase Plan		$ 0
RestrictedSponsorShareLiability	0
Price Adjustment Shares [Member]	0
Exercise of public warrants (in shares)		500
Stock Issued During Period, Value, Warrants Exercised		$ 0	5
Ending balance (in shares) at Dec. 31, 2022		193,014,155
Ending balance at Dec. 31, 2022	73,865	$ 0	(125,624)	(85)	331	199,243
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(81,100)					(81,100)
Other comprehensive income (loss)	719				719
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	18,998		18,998
Exercise of share option, vested RSUs and ESPP (in shares)		10,216,773
Stock Issued During Period, Value, Stock Options Exercised			21,730
Stock Issued During Period, Value, Employee Stock Purchase Plan		$ 0
RestrictedSponsorShareLiability	0
Price Adjustment Shares [Member]	$ 0
Ending balance (in shares) at Dec. 31, 2023	203,230,928	203,230,928
Ending balance at Dec. 31, 2023	$ 34,212	$ 0	(84,896)	(85)	1,050	118,143
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(283,007)					(283,007)
Other comprehensive income (loss)	1,036				1,036
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	$ 30,575		30,575
Exercise of share option, vested RSUs and ESPP (in shares)	5,962,264	9,688,962
Stock Issued During Period, Value, Stock Options Exercised	$ 20,479		20,479
Stock Issued During Period, Value, Employee Stock Purchase Plan		$ 0
RestrictedSponsorShareLiability	113,136		113,136
Price Adjustment Shares [Member]	254,766		254,766
Publicand PrivateWarrants	$ 164,823		164,823
Conversion of preferred shares (in shares)							11,495,722	10,109,085
Ending balance (in shares) at Dec. 31, 2024	234,524,697
Ending balance at Dec. 31, 2024	$ 336,020	$ 0	$ 498,883	$ (85)	$ 2,086	$ (164,864)